FORM N-SAR

                                      SEMI-ANNUAL REPORT

                             FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:   12/31/99

Is this a transition report?        Y

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: COLI VUL 2 Series Account
B.      File Number:  811-09201
C.      Telephone Number:  3037373000

2.A. Street:  8515 EAST ORCHARD ROAD
B.      City:  ENGLEWOOD
C.      State  COLORADO
D.      Zip Code:  80111
E.      Foreign Country:

3.      Is this the first filing on this form by Registrant?     Y

4.      Is this the last filing on this form by Registrant?      N

5.      Is Registrant a small a business investment company (SBIC)?     N
               (If yes, complete only 89-110)

6.      Is Registrant a unit investment trust (UIT)?      Y
               (If yes, complete only 111 through 132)


111.    A.  Depositor name:  Great-West Life & Annuity Insurance Company
        B.  File number:  333-01173
        C.  City:  Englewood    State:  CO    Zip Code:  80111

112-113 N/A

114.    A.  Principal Underwriter Name:  BenefitsCorp Equities, Inc.
        B.  File number:  033854
        C.  City:  Englewood    State:  CO    Zip Code:  80111

115.    A.  Independent Public Accountant Name:  Deloitte & Touche, LLP
        B.  City:  Denver     State:  CO    Zip Code:  80202

116.    Family of Investment companies information:
A.      Is registrant part of a family of investment companies?  N
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117.    Is Registrant a separate account of an insurance company?  Y
        B & C:  N/A
        D.  Flexible Premium variable life contracts?  Y
        E.  Other types of insurance products registered under the Securities Act of 1933?  N

118.    State the number of series existing at the end of the period that had securities registered under the Securities Exchange Act of 1933:  1

119.    State the number of new series for which registration statements under the Securities
        Act of 1933 became effective during the period:  0

120.    State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted):  0

121.    State the number of series for which a current prospectus was in existence at the end of the period:  1
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122-126:  N/A

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of      Total Assets         Total Income
                                      Series                ($000's
Distributions
                                    Investing         omitted)          ($000's omitted)

A.      U.S. Treasury direct issue                        $                     $
B.      U.S. Government agency                            $                     $
C.      State and municipal tax-free                      $                     $
D.      Public utility debt                               $                     $
E.      Brokers or dealers debt or
debt of brokers' or dealers' parent                $                    $
F.      All other corporate intermed. &
long-term debt                              $                    $
G.      All other corporate short term debt               $                     $
H.      Equity securities of brokers or
dealers or parents of brokers or dealers                  $                     $
I.      Investment company equity securities                     $                     $
J.      All other equity securities                       $      0              $
K.      Other securities                                  $      0              $
L.      Total assets of all series of registrant                 $                     $


128.    Is the timely payment of principal and interest on any portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by any entity other than the issuer?  N
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129-130:  N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $0


Signature Page

The following  form or signature  shall follow items 79, 85, 88, 104, 110 or 130 as appropriate.  This report is signed on behalf of the registrant (or depositor or trustee).
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
City of:       Englewood            State of: Colorado           Date:  February 28, 2000

Name of Registrant, Depositor, or Trustee:  COLI VUL 2 Series Account

By:    /s/ Beverly A. Byrne                      Witness:  /s/ Adriana L. Aragon
Beverly A. Byrne                                          Adriana L. Aragon
Vice President and Counsel                                Legal Assistant I